INCOME TAXES (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%	27.00%
Unused tax losses for which no deferred tax asset recognised	$ 125,391		$ 126,746
Unused tax losses for which deferred tax asset is recognised	443,250		335,872
Income tax relating to cash flow hedges of other comprehensive income	50,587		(30,453)	$ (13,546)
Profit (loss) before tax	$ 846,347		$ 1,434,513	$ 67,153
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%
Argentina
Disclosure Of Income Tax [Line Items]
Applicable tax rate	35.00%	35.00%
Losses due to new tax rate system differential to old system	$ 49,000
Argentina | Income Tax Slab Rate One [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%
Profit (loss) before tax	$ 28	$ 5,000,000
Argentina | Income Tax Slab Rate Two [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	30.00%	30.00%
Argentina | Income Tax Slab Rate Two [Member] | Bottom of range [member]
Disclosure Of Income Tax [Line Items]
Profit (loss) before tax		$ 5,000,000
Argentina | Income Tax Slab Rate Two [Member] | Top of range [member]
Disclosure Of Income Tax [Line Items]
Profit (loss) before tax	$ 282	$ 50,000,000
Argentina | Income Tax Slab Rate Three [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	35.00%	35.00%
Profit (loss) before tax		$ 50,000,000
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate	34.00%	34.00%
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate	26.00%	26.00%
MEXICO
Disclosure Of Income Tax [Line Items]
Applicable tax rate	30.00%	30.00%